Future Minimum Lease Payments Under Non-Cancelable Operating Lease (Detail) - Dec. 31, 2015	USD ($)	CNY (¥)
Leases Future Minimum Payments [Line Items]
2016	$ 10,149,087	¥ 65,743,756
2017	7,961,564	51,573,418
2018	6,218,266	40,280,681
2019	4,393,796	28,462,131
2020 and after	15,465,926	100,185,181
Total	$ 44,188,639	¥ 286,245,167